Note 8 - Fair Value Measurement (Details Textual) $ in Thousands	Dec. 31, 2024 USD ($) shares	Jul. 21, 2023	Feb. 28, 2022 shares
Derivative Liability | $	$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			769,146
Percent of Outstanding Common Shares	50.00%
Historical Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	2,895,709
Measurement Input, Discount Rate [Member] | Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member]
Derivative Liability, Measurement Input		8
Measurement Input, Discount Rate [Member] | Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member]
Derivative Liability, Measurement Input		16
Measurement Input, Probability of Change of Control [Member] | Valuation Technique, Discounted Cash Flow [Member]
Derivative Liability, Measurement Input		10
Measurement Input, Probability of Change of Control [Member] | Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member]
Derivative Liability, Measurement Input		8
Measurement Input, Probability of Change of Control [Member] | Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member]
Derivative Liability, Measurement Input		16